Accrued Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Accrued Liabilities
Accrued compensation and benefits	$ 42,502	$ 55,105
Accrued contingent acquisition consideration	10,761	8,674
Accrued professional fees	2,307	1,823
Other accrued liabilities	18,311	14,054
Total	$ 73,881	$ 79,656